Goodwill (Tables)	6 Months Ended
Jun. 30, 2020
Goodwill
2Q20	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Credit Suisse Group	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	602	1,462	2,231	3,174	1,014	8,495
Goodwill acquired during the year	0	0	122	0	0	122
Foreign currency translation impact	(4)	(19)	(15)	(5)	(7)	(50)
Balance at end of period	598	1,443	2,338	3,169	1,007	8,567
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	3,891
Balance at end of period	0	0	772	2,719	388	3,891
Net book value (CHF million)
Net book value	598	1,443	1,566	450	619	4,676
6M20
Gross amount of goodwill (CHF million)
Balance at beginning of period	607	1,494	2,248	3,176	1,017	8,554
Goodwill acquired during the year	0	9	122	0	0	131
Foreign currency translation impact	(7)	(30)	(21)	(7)	(10)	(75)
Other	(2)	(30)	(11)	0	0	(43)
Balance at end of period	598	1,443	2,338	3,169	1,007	8,567
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	3,891
Balance at end of period	0	0	772	2,719	388	3,891
Net book value (CHF million)
Net book value	598	1,443	1,566	450	619	4,676
1
Gross amount of goodwill and accumulated impairment include CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

Bank
Goodwill
6M20	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Bank	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	589	1,481	2,025	2,836	908	7,851
Goodwill acquired during the year	0	9	122	0	0	131
Foreign currency translation impact	(7)	(30)	(20)	(3)	(9)	(69)
Other	(2)	(30)	(11)	0	0	(43)
Balance at end of period	580	1,430	2,116	2,833	899	7,870
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	3,891
Balance at end of period	0	0	772	2,719	388	3,891
Net book value (CHF million)
Net book value	580	1,430	1,344	114	511	3,979
1
Gross amount of goodwill and accumulated impairment include goodwill of CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.